Consolidated Statement Of Changes In Equity - EUR (€) € in Thousands	Total	Share capital	Share premium	Reserves	Retained earnings
As at January 1 at Dec. 31, 2018	€ (584)	€ 1	€ 30,858	€ 2,561	€ (34,004)
Loss for the year	(43,104)				(43,104)
Other comprehensive income/(loss) for the year	3			3
Total comprehensive income/(loss) for the year	(43,101)			3	(43,104)
Share premium contribution	6,089		6,089
Other changes in reserves				2,028	(2,028)
As at December 31 at Dec. 31, 2019	(37,596)	1	36,947	4,592	(79,136)
Loss for the year	(43,256)				(43,256)
Other comprehensive income/(loss) for the year	8			8
Total comprehensive income/(loss) for the year	(43,248)			8	(43,256)
Other changes in reserves				(777)	777
Share-based payment expenses	7,100				7,100
As at December 31 at Dec. 31, 2020	(73,744)	1	36,947	3,823	(114,515)
Loss for the year	(319,672)				(319,672)
Other comprehensive income/(loss) for the year	(14)			(14)
Total comprehensive income/(loss) for the year	(319,686)			(14)	(319,672)
Share premium contribution	26,000		26,000
Other changes in reserves				386	(386)
Share-based payment expenses	291,837				291,837
Transaction costs, net of tax	(1,059)		(1,059)
As at December 31 at Dec. 31, 2021	€ (76,652)	€ 1	€ 61,888	€ 4,195	€ (142,736)